Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Operating (loss)/profit before tax		£ (351)	£ 4,232	£ 3,359
Impairment losses		3,242	696	398
Amortisation of discounts and premiums of other financial assets		267	255	169
Depreciation, amortisation and impairment of other assets		914	1,220	768
Change in fair value taken to profit or loss of other financial assets		(1,474)	(280)	416
Change in fair value taken to profit or loss on other financial liabilities and subordinated liabilities		962	856	(302)
Elimination of foreign exchange differences		(2,497)	949	427
Other non-cash items		28	(258)	2,553
Income receivable on other financial assets		(518)	(854)	(534)
(Profit)/loss on sale of other financial assets		(96)	22	(34)
Loss/(profit) on sale of subsidiaries and associates		16	(2,224)
Loss on sale of other assets and net assets/liabiltiies		(16)	(58)	(50)
Interest payable on MRELs and subordinated liabilities		1,182	1,151	876
Loss on sale of other assets and net assets/liabiltiies		324
Charges and releases on provisions		296	1,243	1,333
Defined benefit pension schemes		215	188	308
Net cash flows from trading activities		2,494	7,138	9,687
Decrease/(increase) in trading assets		4,147	(659)	7,543
(Increase)/decrease in derivative assets		(16,173)	(16,680)	27,494
Decrease/(increase) in settlement balance assets		2,090	(1,459)	(411)
(Increase)/decrease in loans to banks		(554)	3,563	(1,923)
(Increase)/decrease in loans to customers		(33,748)	(22,642)	3,080
Decrease in other financial assets		221	924	518
Decrease in other assets		8	707	541
Increase/(decrease) in banks deposits		113	(2,804)	(7,099)
Increase/(decrease) in customer deposits		62,492	8,333	(1,064)
(Decrease)/increase in settlement balance liabilities		(1,652)	1,003	222
(Decrease)/increase in trading liabilities		(1,693)	1,599	(9,630)
Increase/(decrease) in derivative liabilities		13,826	17,982	(25,609)
(Decrease)/increase in other financial liabilities		(1,085)	2,871	2,449
Increase/(decrease) in notes in circulation		546	(43)	(34)
Decrease in other liabilities		(1,723)	(2,634)	(12,046)
Changes in operating assets and liabilities		26,815	(9,939)	(15,969)
Income taxes paid		(214)	(278)	(466)
Net cash flows from operating activities	[1]	29,095	(3,079)	(6,748)
Cash flows from investing activities
Sale and maturity of other financial assets		25,952	19,990	11,832
Purchase of other financial assets		(18,825)	(21,345)	(19,516)
Income received on other financial assets		518	854	534
Net movement in business interests and intangible assets		(70)	(84)	(481)
Sale of property, plant and equipment		348	428	264
Purchase of property, plant and equipment		(376)	(559)	(619)
Net cash flows from investing activities		7,547	(716)	(7,986)
Cash flows from financing activities
Movement in MRELs		636	1,927	6,676
Movement in subordinated liabilities		(2,381)	(1,064)	(2,824)
Issue of ordinary shares			17	144
Own shares (acquired)/disposed		(2)	(21)	22
Dividends paid		(381)	(3,429)	(803)
Issue of other equity instruments		2,218
Redemption of other equity instruments				(2,826)
Net cash flows from financing activities		90	(2,570)	389
Effects of exchange rate changes on cash and cash equivalents		1,879	(1,983)	676
Net increase/(decrease) in cash and cash equivalents		38,611	(8,348)	(13,669)
Cash and cash equivalents at beginning of period		100,588	108,936	122,605
Cash and cash equivalents at end of period		£ 139,199	£ 100,588	£ 108,936

[1]	Includes interest received of £10,007 million (2019 - £11,245 million , 2018 - £10,927 million) and interest paid of £2,414 million (2019 - £3,318 million , 2018 - £2,511 million).